Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2017